Cash and cash equivalents (Tables)	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents

	Average yield p.a. %		06/30/2025	12/31/2024
Cash and banks (1)	4.70%		9,447,190	6,596,510

Cash equivalents
Local currency
Fixed-term deposits (compromised)	101.50	% of CDI	2,836,399	2,422,308
			12,283,589	9,018,818